Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
In accordance with the SEC’s disclosure requirements, the following table sets forth information pertaining to the compensation of our principal executive officer (PEO) and our non-PEO named executive officers (collectively, the "other NEOs") and certain financial performance measures, for each of the fiscal years ended December 31, 2020, 2021, 2022 and 2023.

PAY VERSUS PERFORMANCE TABLE
					Value of Initial Fixed $100 Investment Based On:				CSM: After-Tax Adjusted Operating Earnings Per Share(8)
	SCT Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average SCT Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (in millions)(7)
	($)	($)	($)	($)	($)	($)	($)		($)
2023	19,727,222	22,041,904	3,754,292	4,004,378	184.7	142.9	1,283.8		7.66
2022	9,603,389	24,123,228	2,588,735	4,574,016	162.5	136.5	1,407.2	(9)	6.40	(9)
2021	9,349,680	11,191,987	2,351,144	2,586,034	93.6	123.7	981.0	(9)	4.48	(9)
2020	13,258,738	11,827,507	2,747,103	2,451,121	83.7	90.5	793.0		4.93

(1)    The dollar amounts reported in this column are the amounts reported for our PEO, Mr. McKenney (the Chief Executive Officer), for each of the corresponding years in the "Total" column in the SCT above.
(2)    The dollar amounts reported in this column represent the CAP to Mr. McKenney, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Mr. McKenney. In accordance with these rules, these amounts reflect the "Total" as set forth in the SCT for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

COMPENSATION ACTUALLY PAID TO PEO
	2023	2022		2021	2020
SCT Total	$19,727,222	$9,603,389	(a)	$9,349,680	$13,258,738
Less, value of “Stock Awards” reported in SCT	(4,499,992)	(4,200,000)		(3,750,010)	(9,906,877)
Less, Change in Pension Value reported in SCT	(78,000)	—		—	(167,000)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	4,570,104	6,560,938		3,509,430	10,464,357
Plus (less), year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	1,199,304	4,672,711		1,535,973	(954,629)
Plus (less), year-over-year change in fair value of equity awards granted in prior years that vested in the year	1,123,266	7,486,190		546,914	(867,082)
Plus, pension service cost for services rendered during the year	—	—		—	—
CAP to Mr. McKenney	$22,041,904	$24,123,228		$11,191,987	$11,827,507

(a)    Mr. McKenney's SCT Total for 2022 was corrected from what was previously reported in the 2023 Proxy Statement due to an inadvertent omission of incremental costs associated with deadhead flights for his personal use of the company aircraft in the "All Other Compensation" column of the Summary Compensation Table on page 89. This increased Mr. McKenney's 2022 SCT Total by $6,522.
(3)    The dollar amounts reported in this column represent the average of the amounts reported for our other NEOs as a group (excluding Mr. McKenney) in the "Total" column of the SCT in each applicable year. The names of each of the other NEOs included for these purposes in each applicable year are as follows: (i) for 2023, 2022 and 2020, Messrs. Zabel, Simonds and Arnold and Ms. Iglesias; and (ii) for 2021, Messrs. Zabel, Simonds and Bhasin and Ms. Iglesias.
(4)    The dollar amounts reported in this column represent the average CAP for the other NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts do not reflect the total compensation actually realized or received. In accordance with these rules, these amounts reflect the average "Total" as set forth in the SCT for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS
	2023	2022	2021	2020
Average SCT Total	$3,754,292	$2,588,735	$2,351,144	$2,747,103
Less, average value of Stock Awards reported in SCT	(711,678)	(612,736)	(539,057)	(1,293,689)
Less, average Change in Pension Value reported in SCT	(81,000)	—	—	(166,750)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	722,767	957,173	504,474	1,362,533
Plus (less), average year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	167,404	646,295	198,884	(108,536)
Plus (less), average year-over-year change in fair value of equity awards granted in prior years that vested in the year	152,593	994,549	70,589	(89,540)
Plus, average pension service cost for services rendered during the year	—	—	—	—
Average CAP to Non-PEO NEOs	$4,004,378	$4,574,016	$2,586,034	$2,451,121

(5)    Total Shareholder Return (TSR) is calculated by dividing the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the company’s share price at the end of each fiscal year shown and the beginning of the measurement period by (b) the company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2019.
(6)    The peer group used for this purpose is the S&P 500 Life & Health Insurance Sub Industry Index, which is consistent with the disclosure required under Regulation S-K Item 201(e).
(7)    The dollar amounts reported represent the amount of net income reflected in the company’s audited financial statements for the applicable year.
(8)    The company-selected measure (CSM) is after-tax adjusted operating earnings per share (EPS), which is defined as net income adjusted to exclude after-tax net investment gains or losses and amortization of the cost of reinsurance as well as certain other items specified in the reconciliation of non-GAAP financial measures in Appendix A of this proxy statement divided by dilutive outstanding weighted average shares. Investment gains or losses primarily include realized investment gains or losses, expected investment credit losses, and gains or losses on derivatives.
(9)    Prior financial information has been adjusted to reflect our modified retrospective adoption, effective January 1, 2023, of the ASU 2018-12, related to targeted improvements to the accounting for long-duration contracts. Changes from this ASU were applied as of January 1, 2021, also referred to as the transition date. As a result of such adjustments, the dollar amounts reported in the PVP Table for net income and after-tax adjusted operating earnings per share (EPS) for 2021 and 2022 are different than those reported in the PVP Table in our 2023 Proxy Statement.

Company Selected Measure Name	after-tax adjusted operating earnings per share
Named Executive Officers, Footnote	The dollar amounts reported in this column represent the average of the amounts reported for our other NEOs as a group (excluding Mr. McKenney) in the "Total" column of the SCT in each applicable year. The names of each of the other NEOs included for these purposes in each applicable year are as follows: (i) for 2023, 2022 and 2020, Messrs. Zabel, Simonds and Arnold and Ms. Iglesias; and (ii) for 2021, Messrs. Zabel, Simonds and Bhasin and Ms. Iglesias.
Peer Group Issuers, Footnote	The peer group used for this purpose is the S&P 500 Life & Health Insurance Sub Industry Index, which is consistent with the disclosure required under Regulation S-K Item 201(e).
PEO Total Compensation Amount	$ 19,727,222	$ 9,603,389	$ 9,349,680	$ 13,258,738
PEO Actually Paid Compensation Amount	$ 22,041,904	24,123,228	11,191,987	11,827,507
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in this column represent the CAP to Mr. McKenney, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Mr. McKenney. In accordance with these rules, these amounts reflect the "Total" as set forth in the SCT for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

COMPENSATION ACTUALLY PAID TO PEO
	2023	2022		2021	2020
SCT Total	$19,727,222	$9,603,389	(a)	$9,349,680	$13,258,738
Less, value of “Stock Awards” reported in SCT	(4,499,992)	(4,200,000)		(3,750,010)	(9,906,877)
Less, Change in Pension Value reported in SCT	(78,000)	—		—	(167,000)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	4,570,104	6,560,938		3,509,430	10,464,357
Plus (less), year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	1,199,304	4,672,711		1,535,973	(954,629)
Plus (less), year-over-year change in fair value of equity awards granted in prior years that vested in the year	1,123,266	7,486,190		546,914	(867,082)
Plus, pension service cost for services rendered during the year	—	—		—	—
CAP to Mr. McKenney	$22,041,904	$24,123,228		$11,191,987	$11,827,507

(a)    Mr. McKenney's SCT Total for 2022 was corrected from what was previously reported in the 2023 Proxy Statement due to an inadvertent omission of incremental costs associated with deadhead flights for his personal use of the company aircraft in the "All Other Compensation" column of the Summary Compensation Table on page 89. This increased Mr. McKenney's 2022 SCT Total by $6,522.

Non-PEO NEO Average Total Compensation Amount	$ 3,754,292	2,588,735	2,351,144	2,747,103
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,004,378	4,574,016	2,586,034	2,451,121
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the average CAP for the other NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts do not reflect the total compensation actually realized or received. In accordance with these rules, these amounts reflect the average "Total" as set forth in the SCT for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS
	2023	2022	2021	2020
Average SCT Total	$3,754,292	$2,588,735	$2,351,144	$2,747,103
Less, average value of Stock Awards reported in SCT	(711,678)	(612,736)	(539,057)	(1,293,689)
Less, average Change in Pension Value reported in SCT	(81,000)	—	—	(166,750)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	722,767	957,173	504,474	1,362,533
Plus (less), average year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	167,404	646,295	198,884	(108,536)
Plus (less), average year-over-year change in fair value of equity awards granted in prior years that vested in the year	152,593	994,549	70,589	(89,540)
Plus, average pension service cost for services rendered during the year	—	—	—	—
Average CAP to Non-PEO NEOs	$4,004,378	$4,574,016	$2,586,034	$2,451,121

Compensation Actually Paid vs. Total Shareholder Return
Compensation actually paid to our PEO and other NEOs directionally aligns with our financial performance as summarized below.
•2023: The CAP to our PEO and other NEOs decreased relative to 2022, by 8.6% and 12.5%, respectively. There was an 8.8%(1) decrease in net income over 2022, as a result of unfavorable reserve assumption updates and increased operating expenses. Overall, the company experienced a strong financial year with a 19.7%(1) increase in after-tax adjusted operating earnings per share. Our TSR increased 13.7% in 2023 and we outperformed other peer companies in the S&P Life & Health Index.
•2022: The CAP to our PEO and other NEOs increased relative to 2021 and 2020, which was reflective of an excellent year for the company in 2022, as evidenced by 42.9%(1) growth in after-tax adjusted operating earnings per share, 43.4%(1) growth in net income, and TSR well above the S&P Life & Health Index and other peer companies. Other key factors driving the increase in CAP were the increase in achievement of our 2020 performance share unit (PSU) grant as well as the increase in our stock price during 2022.
•2021: The CAP to our PEO was 5.4% lower, and the average CAP for other NEOs was 5.5% higher, than 2020. We had solid financial results despite negative impacts of the COVID-19 pandemic, with after-tax adjusted operating earnings per share 9.1%(1) lower and net income higher than 2020. Our TSR, though still lagging the S&P Life & Health Index TSR, was up 11.8% relative to 2020.
•2020: With the onset of the pandemic during the year, we experienced lower after-tax adjusted operating earnings per share and net income levels than historical performance. Our TSR was more negatively impacted than the S&P Life & Health Index and other peer companies due in part to the impact of historically low interest rates and investor perceptions surrounding the long-term care industry. The CAP to our PEO and other NEOs was impacted by a one-time special performance grant during the year that was designed to encourage the achievement of critical business outcomes and to incent executives to continue employment with the company over the long term.
(1)    Prior financial information has been adjusted to reflect our modified retrospective adoption, effective January 1, 2023, of the ASU 2018-12, related to targeted improvements to the accounting for long-duration contracts. Changes from this ASU were applied as of January 1, 2021, also referred to as the transition date. As a result of such adjustments, the dollar amounts reported in the PVP Table for net income and after-tax adjusted operating earnings per share (EPS) for 2021 and 2022 are different than those reported in the PVP Table in our 2023 Proxy Statement.

Compensation Actually Paid vs. Net Income
Compensation actually paid to our PEO and other NEOs directionally aligns with our financial performance as summarized below.
•2023: The CAP to our PEO and other NEOs decreased relative to 2022, by 8.6% and 12.5%, respectively. There was an 8.8%(1) decrease in net income over 2022, as a result of unfavorable reserve assumption updates and increased operating expenses. Overall, the company experienced a strong financial year with a 19.7%(1) increase in after-tax adjusted operating earnings per share. Our TSR increased 13.7% in 2023 and we outperformed other peer companies in the S&P Life & Health Index.
•2022: The CAP to our PEO and other NEOs increased relative to 2021 and 2020, which was reflective of an excellent year for the company in 2022, as evidenced by 42.9%(1) growth in after-tax adjusted operating earnings per share, 43.4%(1) growth in net income, and TSR well above the S&P Life & Health Index and other peer companies. Other key factors driving the increase in CAP were the increase in achievement of our 2020 performance share unit (PSU) grant as well as the increase in our stock price during 2022.
•2021: The CAP to our PEO was 5.4% lower, and the average CAP for other NEOs was 5.5% higher, than 2020. We had solid financial results despite negative impacts of the COVID-19 pandemic, with after-tax adjusted operating earnings per share 9.1%(1) lower and net income higher than 2020. Our TSR, though still lagging the S&P Life & Health Index TSR, was up 11.8% relative to 2020.
•2020: With the onset of the pandemic during the year, we experienced lower after-tax adjusted operating earnings per share and net income levels than historical performance. Our TSR was more negatively impacted than the S&P Life & Health Index and other peer companies due in part to the impact of historically low interest rates and investor perceptions surrounding the long-term care industry. The CAP to our PEO and other NEOs was impacted by a one-time special performance grant during the year that was designed to encourage the achievement of critical business outcomes and to incent executives to continue employment with the company over the long term.
(1)    Prior financial information has been adjusted to reflect our modified retrospective adoption, effective January 1, 2023, of the ASU 2018-12, related to targeted improvements to the accounting for long-duration contracts. Changes from this ASU were applied as of January 1, 2021, also referred to as the transition date. As a result of such adjustments, the dollar amounts reported in the PVP Table for net income and after-tax adjusted operating earnings per share (EPS) for 2021 and 2022 are different than those reported in the PVP Table in our 2023 Proxy Statement.

Compensation Actually Paid vs. Company Selected Measure
Compensation actually paid to our PEO and other NEOs directionally aligns with our financial performance as summarized below.
•2023: The CAP to our PEO and other NEOs decreased relative to 2022, by 8.6% and 12.5%, respectively. There was an 8.8%(1) decrease in net income over 2022, as a result of unfavorable reserve assumption updates and increased operating expenses. Overall, the company experienced a strong financial year with a 19.7%(1) increase in after-tax adjusted operating earnings per share. Our TSR increased 13.7% in 2023 and we outperformed other peer companies in the S&P Life & Health Index.
•2022: The CAP to our PEO and other NEOs increased relative to 2021 and 2020, which was reflective of an excellent year for the company in 2022, as evidenced by 42.9%(1) growth in after-tax adjusted operating earnings per share, 43.4%(1) growth in net income, and TSR well above the S&P Life & Health Index and other peer companies. Other key factors driving the increase in CAP were the increase in achievement of our 2020 performance share unit (PSU) grant as well as the increase in our stock price during 2022.
•2021: The CAP to our PEO was 5.4% lower, and the average CAP for other NEOs was 5.5% higher, than 2020. We had solid financial results despite negative impacts of the COVID-19 pandemic, with after-tax adjusted operating earnings per share 9.1%(1) lower and net income higher than 2020. Our TSR, though still lagging the S&P Life & Health Index TSR, was up 11.8% relative to 2020.
•2020: With the onset of the pandemic during the year, we experienced lower after-tax adjusted operating earnings per share and net income levels than historical performance. Our TSR was more negatively impacted than the S&P Life & Health Index and other peer companies due in part to the impact of historically low interest rates and investor perceptions surrounding the long-term care industry. The CAP to our PEO and other NEOs was impacted by a one-time special performance grant during the year that was designed to encourage the achievement of critical business outcomes and to incent executives to continue employment with the company over the long term.
(1)    Prior financial information has been adjusted to reflect our modified retrospective adoption, effective January 1, 2023, of the ASU 2018-12, related to targeted improvements to the accounting for long-duration contracts. Changes from this ASU were applied as of January 1, 2021, also referred to as the transition date. As a result of such adjustments, the dollar amounts reported in the PVP Table for net income and after-tax adjusted operating earnings per share (EPS) for 2021 and 2022 are different than those reported in the PVP Table in our 2023 Proxy Statement.

Total Shareholder Return Vs Peer Group
Compensation actually paid to our PEO and other NEOs directionally aligns with our financial performance as summarized below.
•2023: The CAP to our PEO and other NEOs decreased relative to 2022, by 8.6% and 12.5%, respectively. There was an 8.8%(1) decrease in net income over 2022, as a result of unfavorable reserve assumption updates and increased operating expenses. Overall, the company experienced a strong financial year with a 19.7%(1) increase in after-tax adjusted operating earnings per share. Our TSR increased 13.7% in 2023 and we outperformed other peer companies in the S&P Life & Health Index.
•2022: The CAP to our PEO and other NEOs increased relative to 2021 and 2020, which was reflective of an excellent year for the company in 2022, as evidenced by 42.9%(1) growth in after-tax adjusted operating earnings per share, 43.4%(1) growth in net income, and TSR well above the S&P Life & Health Index and other peer companies. Other key factors driving the increase in CAP were the increase in achievement of our 2020 performance share unit (PSU) grant as well as the increase in our stock price during 2022.
•2021: The CAP to our PEO was 5.4% lower, and the average CAP for other NEOs was 5.5% higher, than 2020. We had solid financial results despite negative impacts of the COVID-19 pandemic, with after-tax adjusted operating earnings per share 9.1%(1) lower and net income higher than 2020. Our TSR, though still lagging the S&P Life & Health Index TSR, was up 11.8% relative to 2020.
•2020: With the onset of the pandemic during the year, we experienced lower after-tax adjusted operating earnings per share and net income levels than historical performance. Our TSR was more negatively impacted than the S&P Life & Health Index and other peer companies due in part to the impact of historically low interest rates and investor perceptions surrounding the long-term care industry. The CAP to our PEO and other NEOs was impacted by a one-time special performance grant during the year that was designed to encourage the achievement of critical business outcomes and to incent executives to continue employment with the company over the long term.
(1)    Prior financial information has been adjusted to reflect our modified retrospective adoption, effective January 1, 2023, of the ASU 2018-12, related to targeted improvements to the accounting for long-duration contracts. Changes from this ASU were applied as of January 1, 2021, also referred to as the transition date. As a result of such adjustments, the dollar amounts reported in the PVP Table for net income and after-tax adjusted operating earnings per share (EPS) for 2021 and 2022 are different than those reported in the PVP Table in our 2023 Proxy Statement.

Tabular List, Table	The most important financial performance measures used by the company to link executive compensation actually paid to the PEO and other NEOs, for the most recently completed fiscal year, to the company’s performance are as follows:

Most Important Performance Measures
After-tax adjusted operating earnings per share(1)
Consolidated adjusted operating return on equity(2)
Earned premium(3)
Sales
Relative total shareholder return

(1)    After-tax adjusted operating earnings per share is defined as net income adjusted to exclude after-tax net investment gains or losses, amortization of the cost of reinsurance, non-contemporaneous reinsurance, and reserve assumption updates, as well as certain other items specified in the reconciliation of non-GAAP financial measures in Appendix A of the proxy statement divided by dilutive outstanding weighted average shares. Information about the non-GAAP financial measures used in this proxy statement is set forth in “A Note About Non-GAAP Financial Measures” on page 2. For a reconciliation of the most directly comparable GAAP financial measures to the non-GAAP financial measures, refer to Appendix A of this proxy statement.
(2)    Consolidated adjusted operating return on equity is calculated by dividing after-tax adjusted operating income by the average of the beginning- and end-of-year stockholders’ equity adjusted to exclude the net unrealized gain or loss on securities and the net gain or loss on hedges. Information about the non-GAAP financial measures used in this proxy statement is set forth in “A Note About Non-GAAP Financial Measures” on page 2. For a reconciliation of the most directly comparable GAAP financial measures to the non-GAAP financial measures, refer to Appendix A of this proxy statement.
(3)    Earned premium is calculated for our core operations (Unum US, Unum International, and Colonial Life).

Total Shareholder Return Amount	$ 184.7	162.5	93.6	83.7
Peer Group Total Shareholder Return Amount	142.9	136.5	123.7	90.5
Net Income (Loss)	$ 1,283,800,000	$ 1,407,200,000	$ 981,000,000.0	$ 793,000,000.0
Company Selected Measure Amount | $ / shares	7.66	6.40	4.48	4.93
PEO Name	Mr. McKenney	Mr. McKenney	Mr. McKenney	Mr. McKenney
Measure:: 1
Pay vs Performance Disclosure
Name	After-tax adjusted operating earnings per share(1)
Non-GAAP Measure Description
(1)    After-tax adjusted operating earnings per share is defined as net income adjusted to exclude after-tax net investment gains or losses, amortization of the cost of reinsurance, non-contemporaneous reinsurance, and reserve assumption updates, as well as certain other items specified in the reconciliation of non-GAAP financial measures in Appendix A of the proxy statement divided by dilutive outstanding weighted average shares. Information about the non-GAAP financial measures used in this proxy statement is set forth in “A Note About Non-GAAP Financial Measures” on page 2. For a reconciliation of the most directly comparable GAAP financial measures to the non-GAAP financial measures, refer to Appendix A of this proxy statement.

Measure:: 2
Pay vs Performance Disclosure
Name	Consolidated adjusted operating return on equity(2)
Non-GAAP Measure Description
(2)    Consolidated adjusted operating return on equity is calculated by dividing after-tax adjusted operating income by the average of the beginning- and end-of-year stockholders’ equity adjusted to exclude the net unrealized gain or loss on securities and the net gain or loss on hedges. Information about the non-GAAP financial measures used in this proxy statement is set forth in “A Note About Non-GAAP Financial Measures” on page 2. For a reconciliation of the most directly comparable GAAP financial measures to the non-GAAP financial measures, refer to Appendix A of this proxy statement.

Measure:: 3
Pay vs Performance Disclosure
Name	Earned premium(3)
Non-GAAP Measure Description	(3) Earned premium is calculated for our core operations (Unum US, Unum International, and Colonial Life).
Measure:: 4
Pay vs Performance Disclosure
Name	Sales
Measure:: 5
Pay vs Performance Disclosure
Name	Relative total shareholder return
PEO | Fair Value of Stock Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,499,992)	$ (4,200,000)	$ (3,750,010)	$ (9,906,877)
PEO | Change in Pension Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(78,000)	0	0	(167,000)
PEO | Year-End Fair Value of Outstanding and Unvested Equity Awards, Granted in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,570,104	6,560,938	3,509,430	10,464,357
PEO | Year-End Fair Value of Outstanding and Unvested Equity Awards, Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,199,304	4,672,711	1,535,973	(954,629)
PEO | Vesting Date Fair Value of Stock Awards Vested in Current Year, Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,123,266	7,486,190	546,914	(867,082)
PEO | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Fair Value of Stock Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(711,678)	(612,736)	(539,057)	(1,293,689)
Non-PEO NEO | Change in Pension Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(81,000)	0	0	(166,750)
Non-PEO NEO | Year-End Fair Value of Outstanding and Unvested Equity Awards, Granted in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	722,767	957,173	504,474	1,362,533
Non-PEO NEO | Year-End Fair Value of Outstanding and Unvested Equity Awards, Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	167,404	646,295	198,884	(108,536)
Non-PEO NEO | Vesting Date Fair Value of Stock Awards Vested in Current Year, Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	152,593	994,549	70,589	(89,540)
Non-PEO NEO | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0